Acquisition and sale of businesses and brands and purchase of non-controlling interests - Sales of businesses and brands narrative (Details) $ in Millions, ₩ in Billions											12 Months Ended
	Jan. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Jul. 03, 2025 USD ($)	Jul. 01, 2025 USD ($)	Jan. 23, 2025 USD ($)	Oct. 15, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 19, 2024 USD ($)	Oct. 27, 2023 USD ($)	Oct. 27, 2023 KRW (₩)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items											$ 6	$ (220)	$ (70)
Net sales											19,643	20,245	20,269
Operating profit											3,156	4,335	6,001
Sheridan sale
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)	$ (48)
Non-operating items											46
EABL and Kenyan spirits prospective sale
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items											(43)
Diageo Operations Italy S.p.A.
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items											(7)	(29)
Portion of consideration paid (received) consisting of cash and cash equivalents		$ (120)
Exchange recycled from other comprehensive income											(6)
Guinness Ghana Breweries Plc
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items											(49)
Portion of consideration paid (received) consisting of cash and cash equivalents			$ (81)
Exchange recycled from other comprehensive income											(94)
Sale of businesses			$ 64
Net sales												322	151
Operating profit												45	(5)
Hyperinflationary adjustment recycled from other comprehensive income											22
Seychelles Breweries Limited
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items											62
Portion of consideration paid (received) consisting of cash and cash equivalents				$ (89)
Exchange recycled from other comprehensive income											$ (8)
Sale of businesses				$ 32
Guinness Nigeria plc
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)							$ (64)
Non-operating items												(125)
Exchange recycled from other comprehensive income												(175)
Sale of businesses							$ 20
Net sales												65	296	$ 504
Operating profit												(10)	(60)	$ (14)
Cacique brand disposal
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)					$ (68)
Non-operating items												(20)
Pampero Brand and Inventory
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)						$ (57)
Non-operating items												53
Safari brand
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)								$ (16)
Non-operating items												$ 15
Windsor business
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)									$ (152)	₩ (206)
Non-operating items													(58)
Exchange recycled from other comprehensive income													$ (26)